Summary Of Significant Accounting Policies (Capitalization And Depreciation Over Their Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	P5Y
Minimum [Member] | Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	P3Y
Maximum [Member] | Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	P40Y
Maximum [Member] | Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful lives	P20Y